Intangible assets - Schedule of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	€ 25,258	€ 25,567
Additions	61	2,579
Amortization charge	(2,904)	(2,958)
Impairment charge	(3)	0
Exchange rate differences	(64)	71
Intangible assets other than goodwill, ending balance	22,349	25,258
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	96,516
Intangible assets other than goodwill, ending balance	96,187	96,516
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(71,258)
Intangible assets other than goodwill, ending balance	(73,838)	(71,258)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	205	255
Additions	61	79
Amortization charge	(82)	(126)
Impairment charge	(3)	0
Exchange rate differences	4	(2)
Intangible assets other than goodwill, ending balance	186	205
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	5,823
Intangible assets other than goodwill, ending balance	5,861	5,823
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(5,618)
Intangible assets other than goodwill, ending balance	(5,676)	(5,618)
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	23,948	24,073
Additions	0	2,500
Amortization charge	(2,685)	(2,687)
Impairment charge	0	0
Exchange rate differences	(58)	62
Intangible assets other than goodwill, ending balance	21,206	23,948
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	83,349
Intangible assets other than goodwill, ending balance	83,012	83,349
Acquired R&D technology and projects | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(59,400)
Intangible assets other than goodwill, ending balance	(61,806)	(59,400)
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	1,104	1,239
Additions	0	0
Amortization charge	(137)	(145)
Impairment charge	0	0
Exchange rate differences	(10)	11
Intangible assets other than goodwill, ending balance	957	1,104
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	7,345
Intangible assets other than goodwill, ending balance	7,313	7,345
Development costs | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(6,240)
Intangible assets other than goodwill, ending balance	(6,356)	(6,240)
Intangible assets in the course of construction
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0	0
Additions	0	0
Amortization charge	0	0
Impairment charge	0	0
Exchange rate differences	0	0
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	€ 0	€ 0